UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA FIRST START GROWTH FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

48449-1211                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FIRST START GROWTH FUND
October 31, 2011 (unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (68.4%)

            COMMON STOCKS (44.5%)

            CONSUMER DISCRETIONARY (5.0%)
            -----------------------------
            ADVERTISING (0.0%)
     1,700  Omnicom Group, Inc.                                                       $        76
                                                                                      -----------
            APPAREL RETAIL (0.3%)
       500  Ascena Retail Group, Inc.*                                                         14
     4,600  Guess?, Inc.                                                                      152
     1,900  Limited Brands, Inc.                                                               81
     1,000  Ross Stores, Inc.                                                                  88
     3,600  TJX Companies, Inc.                                                               212
                                                                                      -----------
                                                                                              547
                                                                                      -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.4%)
     9,900  Coach, Inc.                                                                       644
     3,700  True Religion Apparel, Inc.*                                                      126
                                                                                      -----------
                                                                                              770
                                                                                      -----------
            AUTO PARTS & EQUIPMENT (0.2%)
     4,000  Federal-Mogul Corp.*                                                               67
     7,900  TRW Automotive Holdings Corp.*                                                    333
                                                                                      -----------

                                                                                              400
                                                                                      -----------
            AUTOMOBILE MANUFACTURERS (0.6%)
    48,700  Ford Motor Co.*                                                                   569
    26,200  General Motors Co.*                                                               677
                                                                                      -----------

                                                                                            1,246
                                                                                      -----------
            AUTOMOTIVE RETAIL (0.0%)
     1,400  America's Car Mart, Inc.*                                                          47
                                                                                      -----------
            BROADCASTING (0.2%)
    14,000  CBS Corp. "B"                                                                     362
     1,900  Nexstar Broadcasting Group, Inc. "A"*                                              17
                                                                                      -----------

                                                                                              379
                                                                                      -----------
            CABLE & SATELLITE (0.7%)
    36,800  Comcast Corp. "A"                                                                 863
    12,100  DIRECTV "A"*                                                                      550
                                                                                      -----------

                                                                                            1,413
                                                                                      -----------
            CATALOG RETAIL (0.2%)
    24,700  Liberty Media Corp. - Interactive "A"*                                            406
                                                                                      -----------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
     8,500  Best Buy Co., Inc.                                                                223
     1,300  Systemax, Inc.*                                                                    19
                                                                                      -----------

                                                                                              242
                                                                                      -----------

================================================================================

1  | USAA First Start Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            CONSUMER ELECTRONICS (0.1%)
     5,900  Harman International Industries, Inc.                                     $       255
                                                                                      -----------
            DEPARTMENT STORES (0.2%)
     5,000  Kohl's Corp.                                                                      265
     2,500  Macy's, Inc.                                                                       76
                                                                                      -----------
                                                                                              341
                                                                                      -----------
            DISTRIBUTORS (0.2%)
     9,100  Genuine Parts Co.                                                                 522
                                                                                      -----------
            EDUCATION SERVICES (0.2%)
     2,400  Capella Education Co.*                                                             84
    11,300  Career Education Corp.*                                                           182
     4,800  DeVry, Inc.                                                                       181
                                                                                      -----------
                                                                                              447
                                                                                      -----------
            HOME IMPROVEMENT RETAIL (0.2%)
    12,700  Home Depot, Inc.                                                                  455
                                                                                      -----------
            HOMEFURNISHING RETAIL (0.0%)
     1,500  Bed Bath & Beyond, Inc.*                                                           93
                                                                                      -----------
            HOUSEWARES & SPECIALTIES (0.1%)
     2,000  Blyth, Inc.                                                                       112
       900  Jarden Corp.                                                                       29
     1,700  Libbey, Inc.*                                                                      21
                                                                                      -----------
                                                                                              162
                                                                                      -----------
            INTERNET RETAIL (0.3%)
      700   Amazon.com, Inc.*                                                                 150
      800   Priceline.com, Inc.*                                                              406
                                                                                      -----------
                                                                                              556
                                                                                      -----------
            LEISURE FACILITIES (0.0%)
     1,200  Speedway Motorsports, Inc.                                                         15
                                                                                      -----------
            LEISURE PRODUCTS (0.1%)
     2,500  Hasbro, Inc.                                                                       95
     1,900  Polaris Industries, Inc.                                                          120
     3,500  Sturm Ruger & Co., Inc.                                                           106
                                                                                      -----------

                                                                                              321
                                                                                      -----------
            MOVIES & ENTERTAINMENT (0.3%)
     1,300  News Corp. "A"                                                                     23
     4,400  Viacom, Inc. "B"                                                                  193
     9,300  Walt Disney Co.                                                                   324
                                                                                      -----------
                                                                                              540
                                                                                      -----------
            PUBLISHING (0.0%)
     5,900  Gannett Co., Inc.                                                                  69
                                                                                      -----------
            RESTAURANTS (0.5%)
     2,300  AFC Enterprises, Inc.*                                                             31
       200  Biglari Holdings, Inc.*                                                            69
     3,400  Bob Evans Farms, Inc.                                                             112
     2,500  CEC Entertainment, Inc.                                                            79
     2,800  McDonald's Corp.                                                                  260
    13,900  Ruby Tuesday, Inc.*                                                               117
     6,500  Yum! Brands, Inc.                                                                 348
                                                                                      -----------
                                                                                            1,016
                                                                                      -----------
            SPECIALTY STORES (0.1%)
     4,400  Signet Jewelers Ltd.                                                              190
     7,700  Staples, Inc.                                                                     115
                                                                                      -----------
                                                                                              305
                                                                                      -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            TEXTILES (0.0%)
     1,900  Unifi, Inc.*                                                              $        15
                                                                                      -----------
            Total Consumer Discretionary                                                   10,638
                                                                                      -----------

            CONSUMER STAPLES (3.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
    18,000  Archer-Daniels-Midland Co.                                                        521
     7,100  Bunge Ltd.                                                                        439
     7,500  Corn Products International, Inc.                                                 364
     2,100  Darling International, Inc.*                                                       29
                                                                                      -----------
                                                                                            1,353
                                                                                      -----------
            DRUG RETAIL (0.4%)
    13,700  CVS Caremark Corp.                                                                497
    13,300  Walgreen Co.                                                                      442
                                                                                      -----------
                                                                                              939
                                                                                      -----------
            FOOD RETAIL (0.1%)
    13,200  Kroger Co.                                                                        306
                                                                                      -----------
            HOUSEHOLD PRODUCTS (0.6%)
     2,200  Colgate-Palmolive Co.                                                             199
    16,000  Procter & Gamble Co.                                                            1,024
     4,400  Spectrum Brands Holdings, Inc.*                                                   111
                                                                                      -----------

                                                                                            1,334
                                                                                      -----------
            HYPERMARKETS & SUPER CENTERS (0.4%)
    13,200  Wal-Mart Stores, Inc.                                                             749
                                                                                      -----------
            PACKAGED FOODS & MEAT (0.3%)
     1,400  ConAgra Foods, Inc.                                                                35
     8,300  Kraft Foods, Inc. "A"                                                             292
     5,700  Smithfield Foods, Inc.*                                                           130
     8,800  Tyson Foods, Inc. "A"                                                             170
                                                                                      -----------
                                                                                              627
                                                                                      -----------
            PERSONAL PRODUCTS (0.2%)
    17,000  Avon Products, Inc.                                                               311
       500  Herbalife Ltd.                                                                     31
     1,000  Prestige Brands Holdings, Inc.*                                                    10
                                                                                      -----------
                                                                                              352
                                                                                      -----------
            SOFT DRINKS (0.8%)
    15,000  Coca Cola Enterprises, Inc.                                                       402
       600  Coca-Cola Bottling Co. Consolidated                                                34
     7,800  Coca-Cola Co.                                                                     533
     2,600  Dr. Pepper Snapple Group, Inc.                                                     97
     8,600  PepsiCo, Inc.                                                                     542
                                                                                      -----------
                                                                                            1,608
                                                                                      -----------
            Total Consumer Staples                                                          7,268
                                                                                      -----------
            ENERGY (5.6%)
            -------------
            COAL & CONSUMABLE FUELS (0.3%)
     6,600  CONSOL Energy, Inc.                                                               283
     5,400  Peabody Energy Corp.                                                              234
                                                                                      -----------
                                                                                              517
                                                                                      -----------
            INTEGRATED OIL & GAS (3.3%)
    16,300  Chevron Corp.                                                                   1,712
    14,900  ConocoPhillips                                                                  1,038
    31,700  Exxon Mobil Corp.                                                               2,476
    10,200  Hess Corp.                                                                        638
    18,800  Marathon Oil Corp.                                                                489

================================================================================

3  | USAA First Start Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
     5,400  Murphy Oil Corp.                                                          $       299
     4,500  Occidental Petroleum Corp.                                                        418
                                                                                      -----------
                                                                                            7,070
                                                                                      -----------
            OIL & GAS EQUIPMENT & SERVICES (1.0%)
     9,900  Baker Hughes, Inc.                                                                574
    17,000  Halliburton Co.                                                                   635
     5,400  Helix Energy Solutions Group, Inc.*                                                98
     1,900  Matrix Service Co.*                                                                20
     4,700  National-Oilwell Varco, Inc.                                                      335
     6,000  RPC, Inc.                                                                         112
     2,900  Schlumberger Ltd.                                                                 213
                                                                                      -----------
                                                                                            1,987
                                                                                      -----------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
     8,000  Apache Corp.                                                                      797
     1,700  Continental Resources, Inc.*                                                      103
     5,500  Devon Energy Corp.                                                                357
     2,400  Noble Energy, Inc.                                                                215
     2,100  Southwestern Energy Co.*                                                           88
                                                                                      -----------
                                                                                            1,560
                                                                                      -----------
            OIL & GAS REFINING & MARKETING (0.3%)
    13,700  Marathon Petroleum Corp.                                                          492
     7,500  Valero Energy Corp.                                                               184
                                                                                      -----------
                                                                                              676
                                                                                      -----------
            Total Energy                                                                   11,810
                                                                                      -----------

            FINANCIALS (6.4%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
     5,100  Ameriprise Financial, Inc.                                                        238
    31,500  Bank of New York Mellon Corp.                                                     670
     1,900  State Street Corp.                                                                 77
                                                                                      -----------
                                                                                              985
                                                                                      -----------
            CONSUMER FINANCE (0.1%)
     2,600  Capital One Financial Corp.                                                       119
     8,200  Discover Financial Services                                                       193
                                                                                      -----------
                                                                                              312
                                                                                      -----------
            DIVERSIFIED BANKS (0.5%)
    45,100  Wells Fargo & Co.                                                               1,169
                                                                                      -----------
            INVESTMENT BANKING & BROKERAGE (0.7%)
     1,800  E*Trade Financial Corp.*                                                           20
     6,500  Goldman Sachs Group, Inc.                                                         712
    42,400  Morgan Stanley                                                                    748
                                                                                      -----------
                                                                                            1,480
                                                                                      -----------
            LIFE & HEALTH INSURANCE (0.5%)
    12,000  AFLAC, Inc.                                                                       541
     7,300  MetLife, Inc.                                                                     257
     4,800  Protective Life Corp.                                                              89
     2,200  StanCorp Financial Group, Inc.                                                     75
     5,200  Symetra Financial Corp.                                                            48
       300  Torchmark Corp.                                                                    12
     4,400  Unum Group                                                                        105
                                                                                      -----------
                                                                                            1,127
                                                                                      -----------
            MULTI-LINE INSURANCE (0.1%)
     3,300  American International Group, Inc.*                                                82
     6,000  Loews Corp.                                                                       238
                                                                                      -----------
                                                                                              320
                                                                                      -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
    98,300  Bank of America Corp.                                                     $       671
    30,600  Citigroup, Inc.                                                                   967
    38,000  JPMorgan Chase & Co.                                                            1,321
                                                                                      -----------
                                                                                            2,959
                                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.7%)
     1,400  ACE Ltd.                                                                          101
     1,600  AXIS Capital Holdings Ltd.                                                         50
    12,400  Berkshire Hathaway, Inc. " B"*                                                    966
     4,100  Travelers Companies, Inc.                                                         239
     2,200  XL Group plc                                                                       48
                                                                                      -----------
                                                                                            1,404
                                                                                      -----------
            REAL ESTATE SERVICES (0.1%)
     3,600  Jones Lang LaSalle, Inc.                                                          233
                                                                                      -----------
            REGIONAL BANKS (0.6%)
     5,500  BB&T Corp.                                                                        128
     1,600  Chemical Financial Corp.                                                           32
     3,000  Fifth Third Bancorp                                                                36
    22,700  First Horizon National Corp.                                                      159
    27,700  Huntington Bancshares, Inc.                                                       143
    29,400  KeyCorp                                                                           208
     4,600  PNC Financial Services Group, Inc.                                                247
    18,700  Regions Financial Corp.                                                            74
    17,000  SunTrust Banks, Inc.                                                              335
                                                                                      -----------
                                                                                            1,362
                                                                                      -----------
            REINSURANCE (0.1%)
     2,900  PartnerRe Ltd.                                                                    180
                                                                                      -----------
            REITs - DIVERSIFIED (0.0%)
     2,600  CapLease, Inc.                                                                     10
     3,200  Winthrop Realty Trust, Inc.                                                        29
                                                                                      -----------
                                                                                               39
                                                                                      -----------
            REITs - INDUSTRIAL (0.1%)
    12,000  First Industrial Realty Trust, Inc.*                                              118
                                                                                      -----------
            REITs - MORTGAGE (0.4%)
    31,900  Annaly Capital Management, Inc.                                                   537
    15,200  Chimera Investment Corp.                                                           46
     6,900  Invesco Mortgage Capital                                                          109
    25,300  Resource Capital Corp.                                                            136
                                                                                      -----------
                                                                                              828
                                                                                      -----------
            REITs - OFFICE (0.2%)
    13,900  CommonWealth REIT                                                                 269
     4,600  Duke Realty Corp.                                                                  56
                                                                                      -----------
                                                                                              325
                                                                                      -----------
            REITs - RETAIL (0.0%)
     2,900  Ramco-Gershenson Properties Trust                                                  28
                                                                                      -----------
            REITs - SPECIALIZED (0.2%)
    17,900  Ashford Hospitality Trust, Inc.                                                   159
     1,300  Chatham Lodging Trust                                                              15
     4,500  Hospitality Properties Trust                                                      108
     1,300  Host Hotels & Resorts, Inc.                                                        18
     6,500  Sabra Health Care Reit, Inc.                                                       67
     3,800  Summit Hotel Properties, Inc.                                                      31
                                                                                      -----------
                                                                                              398
                                                                                      -----------
            SPECIALIZED FINANCE (0.1%)
       700  CME Group, Inc.                                                                   193
                                                                                      -----------

================================================================================

5  | USAA First Start Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE (0.1%)
     8,200  Washington Federal, Inc.                                                  $       112
                                                                                      -----------
            Total Financials                                                               13,572
                                                                                      -----------
            HEALTH CARE (5.5%)
            ------------------
            BIOTECHNOLOGY (0.7%)
     9,900  Amgen, Inc.                                                                       567
     3,800  Biogen Idec, Inc.*                                                                442
     6,200  Celgene Corp.*                                                                    402
     2,300  Emergent BioSolutions, Inc.*                                                       44
     1,700  Myriad Genetics, Inc.*                                                             36
                                                                                      -----------
                                                                                            1,491
                                                                                      -----------

            HEALTH CARE EQUIPMENT (1.2%)
     6,200  Baxter International, Inc.                                                        341
     5,600  Becton, Dickinson and Co.                                                         438
    39,200  Boston Scientific Corp.*                                                          231
       500  C.R. Bard, Inc.                                                                    43
    10,700  Covidien plc                                                                      503
       800  Hill-Rom Holdings, Inc.                                                            27
     3,300  Hologic, Inc.*                                                                     53
       900  Medtronic, Inc.                                                                    31
     1,300  Sirona Dental Systems, Inc.*                                                       62
     4,300  St. Jude Medical, Inc.                                                            168
     8,800  Stryker Corp.                                                                     422
     3,100  Zimmer Holdings, Inc.*                                                            163
                                                                                      -----------
                                                                                            2,482
                                                                                      -----------
            HEALTH CARE FACILITIES (0.1%)
     4,800  Universal Health Services, Inc. "B"                                               192
                                                                                      -----------
            HEALTH CARE SERVICES (0.0%)
     2,300  Almost Family, Inc.*                                                               43
                                                                                      -----------
            HEALTH CARE TECHNOLOGY (0.0%)
     1,200  Computer Programs and Systems, Inc.                                                61
                                                                                      -----------
            LIFE SCIENCES TOOLS & SERVICES (0.4%)
       400  Charles River Laboratories International, Inc.*                                    13
     6,700  Life Technologies Corp.*                                                          272
     7,400  PerkinElmer, Inc.                                                                 153
    10,700  Thermo Fisher Scientific, Inc.*                                                   538
                                                                                      -----------

                                                                                              976
                                                                                      -----------
            MANAGED HEALTH CARE (1.0%)
    14,200  Aetna, Inc.                                                                       564
     6,500  CIGNA Corp.                                                                       288
     1,000  Health Net, Inc.*                                                                  28
     2,800  Humana, Inc.                                                                      238
     7,000  UnitedHealth Group, Inc.                                                          336
     8,500  WellPoint, Inc.                                                                   586
                                                                                      -----------
                                                                                            2,040
                                                                                      -----------
            PHARMACEUTICALS (2.1%)
    19,200  Abbott Laboratories                                                             1,034
     1,700  Bristol-Myers Squibb Co.                                                           54
    12,100  Eli Lilly and Co.                                                                 450
    14,600  Johnson & Johnson                                                                 940
    24,900  Merck & Co., Inc.                                                                 859
     3,300  Par Pharmaceutical Companies, Inc.*                                               101
    41,400  Pfizer, Inc.                                                                      797
     9,200  Warner Chilcott plc "A"*                                                          167
                                                                                      -----------
                                                                                            4,402
                                                                                      -----------

            Total Health Care                                                              11,687
                                                                                      -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            INDUSTRIALS (5.2%)
            ------------------
            AEROSPACE & DEFENSE (1.2%)
     3,200  Alliant Techsystems, Inc.                                                 $       186
     9,700  General Dynamics Corp.                                                            623
     7,800  Huntington Ingalls Industries, Inc.*                                              230
     3,300  L-3 Communications Holdings, Inc.                                                 224
     8,400  Northrop Grumman Corp.                                                            485
     4,500  Raytheon Co.                                                                      199
     7,200  United Technologies Corp.                                                         561
                                                                                      -----------
                                                                                            2,508
                                                                                      -----------
            AIR FREIGHT & LOGISTICS (0.3%)
     3,100  FedEx Corp.                                                                       254
     6,100  United Parcel Service, Inc. "B"                                                   428
                                                                                      -----------
                                                                                              682
                                                                                      -----------
            AIRLINES (0.0%)
     5,400  Hawaiian Holdings, Inc.*                                                           29
                                                                                      -----------

            BUILDING PRODUCTS (0.1%)
     7,900  Owens Corning, Inc.*                                                              224
                                                                                      -----------
            CONSTRUCTION & ENGINEERING (0.2%)
     3,700  KBR, Inc.                                                                         103
     7,200  URS Corp.*                                                                        257
                                                                                      -----------
                                                                                              360
                                                                                      -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.9%)
     7,800  AGCO Corp.*                                                                       342
     2,200  Cascade Corp.                                                                      95
     3,400  Caterpillar, Inc.                                                                 321
     6,500  Cummins, Inc.                                                                     646
     1,100  Deere & Co.                                                                        83
    23,900  Meritor, Inc.*                                                                    228
       900  NACCO Industries, Inc. "A"                                                         74
                                                                                      -----------
                                                                                            1,789
                                                                                      -----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
     4,600  Copart, Inc.*                                                                     200
                                                                                      -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    12,300  Emerson Electric Co.                                                              592
       700  Rockwell Automation, Inc.                                                          47
       900  Thomas & Betts Corp.*                                                              45
                                                                                      -----------
                                                                                              684
                                                                                      -----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
     6,800  Manpower, Inc.                                                                    293
                                                                                      -----------
            INDUSTRIAL CONGLOMERATES (0.7%)
     3,400  3M Co.                                                                            269
    67,800  General Electric Co.                                                            1,133
       800  Tredegar Corp.                                                                     15
                                                                                      -----------
                                                                                            1,417
                                                                                      -----------
            INDUSTRIAL MACHINERY (0.6%)
     2,600  Dover Corp.                                                                       144
     6,000  Eaton Corp.                                                                       269
     1,600  Ingersoll-Rand plc                                                                 50
     8,700  ITT Corp.                                                                         397
     1,400  Kennametal, Inc.                                                                   55
     1,500  L.B. Foster Co. "A"                                                                38
     4,600  NN, Inc.*                                                                          41

================================================================================

7  | USAA First Start Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
     3,500  Parker-Hannifin Corp.                                                     $       285
                                                                                      -----------
                                                                                            1,279
                                                                                      -----------

            OFFICE SERVICES & SUPPLIES (0.1%)
     3,400  Avery Dennison Corp.                                                               91
    14,900  Steelcase, Inc. "A"                                                               110
     2,900  United Stationers, Inc.                                                            92
                                                                                      -----------
                                                                                              293
                                                                                      -----------

            RAILROADS (0.5%)
     9,900  CSX Corp.                                                                         220
     2,600  Norfolk Southern Corp.                                                            192
     6,800  Union Pacific Corp.                                                               677
                                                                                      -----------
                                                                                            1,089
                                                                                      -----------

            RESEARCH & CONSULTING SERVICES (0.0%)
     1,100  ICF International, Inc.*                                                           26
                                                                                      -----------
            SECURITY & ALARM SERVICES (0.0%)
     2,100  Brink's Co.                                                                        59
                                                                                      -----------

            TRADING COMPANIES & DISTRIBUTORS (0.1%)
     1,900  DXP Enterprises, Inc.*                                                             47
     2,500  Interline Brands, Inc.*                                                            37
     2,200  SeaCube Container Leasing Ltd.                                                     31
                                                                                      -----------
                                                                                              115
                                                                                      -----------

            TRUCKING (0.0%)
     2,600  Celadon Group, Inc.                                                                29
                                                                                      -----------
            Total Industrials                                                              11,076
                                                                                      -----------

            INFORMATION TECHNOLOGY (8.7%)
            -----------------------------
            APPLICATION SOFTWARE (0.3%)
    13,600  Adobe Systems, Inc.*                                                              400
     3,600  Fair Isaac Corp.                                                                   99
     1,700  Intuit, Inc.                                                                       91
     1,400  SeaChange International, Inc.*                                                     12
     3,900  SS&C Technologies Holdings, Inc.*                                                  62
                                                                                      -----------
                                                                                              664
                                                                                      -----------

            COMMUNICATIONS EQUIPMENT (1.1%)
     1,800  Black Box Corp.                                                                    50
    25,500  Cisco Systems, Inc.                                                               473
    12,300  Juniper Networks, Inc.*                                                           301
     1,600  Motorola Solutions, Inc.                                                           75
     8,500  Netgear, Inc.*                                                                    301
       600  Plantronics, Inc.                                                                  20
    20,800  QUALCOMM, Inc.                                                                  1,073
                                                                                      -----------
                                                                                            2,293
                                                                                      -----------

            COMPUTER HARDWARE (1.8%)
     7,100  Apple, Inc.*                                                                    2,874
     8,300  Dell, Inc.*                                                                       131
    31,200  Hewlett-Packard Co.                                                               830
                                                                                      -----------
                                                                                            3,835
                                                                                      -----------

            COMPUTER STORAGE & PERIPHERALS (0.2%)
    12,400  EMC Corp.*                                                                        304
     5,500  Xyratex Ltd.                                                                       75
                                                                                      -----------
                                                                                              379
                                                                                      -----------

            DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
     6,800  Fidelity National Information Services, Inc.                                      178
     7,200  Fiserv, Inc.*                                                                     424
     7,200  Lender Processing Services, Inc.                                                  126

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
     1,100  MasterCard, Inc. "A"                                                      $       382
     3,800  Visa, Inc. "A"                                                                    355
    16,900  Western Union Co.                                                                 295
                                                                                      -----------
                                                                                            1,760
                                                                                      -----------
            ELECTRONIC COMPONENTS (0.3%)
    20,000  Corning, Inc.                                                                     286
    10,300  Dolby Laboratories, Inc. "A"*                                                     301
     7,700  Vishay Intertechnology, Inc.*                                                      83
                                                                                      -----------
                                                                                              670
                                                                                      -----------

            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     4,000  GSI Group, Inc.*                                                                   39
                                                                                      -----------
            HOME ENTERTAINMENT SOFTWARE (0.2%)
    22,300  Activision Blizzard, Inc.                                                         299
                                                                                      -----------
            INTERNET SOFTWARE & SERVICES (0.6%)
    14,200  Akamai Technologies, Inc.*                                                        383
     2,600  Dice Holdings, Inc.*                                                               26
     1,000  Google, Inc. "A"*                                                                 593
     6,500  InfoSpace, Inc.*                                                                   57
     6,100  Quinstreet, Inc.*                                                                  70
    13,600  United Online, Inc.                                                                80
     9,000  Yahoo!, Inc.*                                                                     141
                                                                                      -----------
                                                                                            1,350
                                                                                      -----------

            IT CONSULTING & OTHER SERVICES (0.8%)
     3,800  Accenture plc "A"                                                                 229
     6,400  International Business Machines Corp.                                           1,182
     5,700  SAIC, Inc.*                                                                        71
    10,400  Unisys Corp.*                                                                     270
                                                                                      -----------
                                                                                            1,752
                                                                                      -----------

            OFFICE ELECTRONICS (0.0%)
     9,700  Xerox Corp.                                                                        79
                                                                                      -----------
            SEMICONDUCTOR EQUIPMENT (0.2%)
     7,500  Applied Materials, Inc.                                                            92
    10,200  Entegris, Inc.*                                                                    91
     7,100  Kulicke & Soffa Industries, Inc.*                                                  69
     2,200  Ultra Clean Holdings, Inc.*                                                        12
     1,600  Veeco Instruments, Inc.*                                                           43
                                                                                      -----------
                                                                                              307
                                                                                      -----------

            SEMICONDUCTORS (0.7%)
     3,900  Broadcom Corp. "A"                                                                141
     3,300  Fairchild Semiconductor International, Inc.*                                       49
    31,200  Intel Corp.                                                                       765
    11,700  Marvell Technology Group Ltd.*                                                    164
    13,700  NVIDIA Corp.*                                                                     203
     6,000  Spansion, Inc. "A"*                                                                62
     5,500  Texas Instruments, Inc.                                                           169
                                                                                      -----------
                                                                                            1,553
                                                                                      -----------

            SYSTEMS SOFTWARE (1.6%)
     6,300  BMC Software, Inc.*                                                               219
    12,800  CA, Inc.                                                                          277
    56,600  Microsoft Corp.                                                                 1,507
    30,900  Oracle Corp.                                                                    1,013
    23,900  Symantec Corp.*                                                                   407
                                                                                      -----------
                                                                                            3,423
                                                                                      -----------

            TECHNOLOGY DISTRIBUTORS (0.1%)
     7,400  Ingram Micro, Inc. "A"*                                                           132
                                                                                      -----------
            Total Information Technology                                                   18,535
                                                                                      -----------

================================================================================

9  | USAA First Start Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            MATERIALS (2.2%)
            ----------------
            ALUMINUM (0.2%)
    30,500  Alcoa, Inc.                                                               $       328
     6,400  Noranda Aluminum Holding Corp.*                                                    59
                                                                                      -----------
                                                                                              387
                                                                                      -----------
            COMMODITY CHEMICALS (0.3%)
     4,100  Koppers Holdings, Inc.                                                            136
    17,100  LyondellBasell Industries N.V. "A"                                                562
                                                                                      -----------
                                                                                              698
                                                                                      -----------

            DIVERSIFIED CHEMICALS (0.3%)
     9,700  Dow Chemical Co.                                                                  270
     4,800  Eastman Chemical Co.                                                              189
    13,000  Huntsman Corp.                                                                    153
     1,200  LSB Industries, Inc.*                                                              42
     3,400  Solutia, Inc.*                                                                     55
                                                                                      -----------
                                                                                              709
                                                                                      -----------
            DIVERSIFIED METALS & MINING (0.4%)
    20,700  Freeport-McMoRan Copper & Gold, Inc.                                              833
                                                                                      -----------

            FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
     3,400  CF Industries Holdings, Inc.                                                      552
     8,400  Mosaic Co.                                                                        492
                                                                                      -----------
                                                                                            1,044
                                                                                      -----------

            METAL & GLASS CONTAINERS (0.1%)
    10,400  Owens-Illinois, Inc.*                                                             209
                                                                                      -----------
            PAPER PACKAGING (0.1%)
     9,200  Sealed Air Corp.                                                                  164
                                                                                      -----------
            PRECIOUS METALS & MINERALS (0.1%)
     8,400  Coeur d'Alene Mines Corp.*                                                        215
                                                                                      -----------
            STEEL (0.2%)
     2,700  Metals USA Holdings Corp.*                                                         29
    18,200  Steel Dynamics, Inc.                                                              227
     2,200  Universal Stainless & Alloy Products, Inc.*                                        83
                                                                                      -----------
                                                                                              339
                                                                                      -----------
             Total Materials                                                                4,598
                                                                                      -----------

            TELECOMMUNICATION SERVICES (1.1%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.0%)
     5,200  Premiere Global Services, Inc.*                                                    47
                                                                                      -----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
    47,000  AT&T, Inc.                                                                      1,377
     1,000  Atlantic Tele-Network, Inc.                                                        38
     3,800  IDT Corp. "B"                                                                      44
     8,300  Verizon Communications, Inc.                                                      307
                                                                                      -----------
                                                                                            1,766
                                                                                      -----------

            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    32,500  MetroPCS Communications, Inc.*                                                    276
     5,500  Telephone & Data Systems, Inc.                                                    128
                                                                                      -----------
                                                                                              404
                                                                                      -----------
            Total Telecommunication Services                                                2,217
                                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            UTILITIES (1.4%)
            ----------------
            ELECTRIC UTILITIES (0.7%)
     5,800  American Electric Power Co., Inc.                                         $       228
     3,000  Entergy Corp.                                                                     208
     5,700  Exelon Corp.                                                                      253
     7,700  FirstEnergy Corp.                                                                 346
     9,600  NextEra Energy, Inc.                                                              541
                                                                                      -----------
                                                                                            1,576
                                                                                      -----------
            GAS UTILITIES (0.1%)
    10,900  UGI Corp.                                                                         312
                                                                                      -----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     9,900  AES Corp.*                                                                        111
     3,800  Genie Energy Ltd. B*                                                               31
                                                                                      -----------
                                                                                              142
                                                                                      -----------
            MULTI-UTILITIES (0.5%)
     2,400  Alliant Energy Corp.                                                               98
     3,700  Dominion Resources, Inc.                                                          191
     3,800  MDU Resources Group, Inc.                                                          78
     9,200  PG&E Corp.                                                                        395
     3,100  Sempra Energy                                                                     167
                                                                                      -----------
                                                                                              929
                                                                                      -----------
            WATER UTILITIES (0.0%)
     1,400  American States Water Co.                                                          49
                                                                                      -----------
            Total Utilities                                                                 3,008
                                                                                      -----------
            Total Common Stocks (cost: $87,551)                                            94,409
                                                                                      -----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
-------------------------------------------------------------------------------------------------
            PREFERRED SECURITIES (2.7%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
    10,000  Dairy Farmers of America, Inc., 7.88%,
            cumulative redeemable, perpetual(a)                                               888
                                                                                      -----------

            FINANCIALS (1.6%)
            -----------------
            LIFE & HEALTH INSURANCE (0.2%)
    15,000  Delphi Financial Group, Inc., 7.38%, perpetual                                    353
                                                                                      -----------
            MULTI-LINE INSURANCE (0.4%)
        10  International Lease Finance Corp., 0.50%, perpetual(b)                            800
                                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    32,931  ING Groep N.V., 7.20%, perpetual                                                  685
                                                                                      -----------
            REINSURANCE (0.5%)
       500  Ram Holdings Ltd., 7.50%, non-cumulative, perpetual, acquired 3/09/2007;
            cost $526*(c)                                                                     275
      $804  Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)                           729
                                                                                      -----------
                                                                                            1,004
                                                                                      -----------

            REITs - OFFICE (0.2%)
    20,000  Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual              488
                                                                                      -----------
            Total Financials                                                                3,330
                                                                                      -----------


================================================================================

11  | USAA First Start Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            INDUSTRIALS (0.5%)
            ------------------
            OFFICE SERVICES & SUPPLIES (0.5%)
     1,065  Pitney Bowes International Holdings, Series F, 6.13%,
            cumulative redeemable, perpetual(a)                                       $     1,011
                                                                                      -----------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    20,000  Qwest Corp., 7.38%, cumulative                                                    515
                                                                                      -----------
            Total Preferred Securities (cost: $5,884)                                       5,744
                                                                                      -----------
            EXCHANGE-TRADED FUNDS (21.2%)
            DOMESTIC EXCHANGE-TRADED FUNDS (2.2%)
    89,499  Vanguard Dividend Appreciation ETF                                              4,783
                                                                                      -----------
            Total Domestic Exchange-Traded Funds (cost: $5,027)                             4,783
                                                                                      -----------
            FOREIGN EXCHANGE-TRADED FUNDS (19.0%)
   415,622  Vanguard MSCI Emerging Markets ETF                                             17,244
   440,858  iShares MSCI EAFE Index Fund                                                   23,088
                                                                                      -----------
            Total Foreign Exchange-Traded Funds (cost: $44,415)                            40,332
                                                                                      -----------
            Total Exchange-Traded Funds (cost: $49,442)                                    45,115
                                                                                      -----------
            Total Equity Securities (cost: $142,877)                                      145,268
                                                                                      -----------

PRINCIPAL
AMOUNT                                                   COUPON
(000)                                                      RATE        MATURITY
-------------------------------------------------------------------------------------------------
            BONDS (26.7%)

            CORPORATE OBLIGATIONS (17.3%)

            ENERGY (1.2%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (1.2%)
$    1,000  Enbridge Energy Partners, LP (d)              8.05%      10/01/2037             1,042
       600  Enterprise Products Operating, LP             7.03        1/15/2068               619
     1,000  Southern Union Co. (d)                        7.20(e)    11/01/2066               865
                                                                                      -----------
                                                                                            2,526
                                                                                      -----------
            Total Energy                                                                    2,526
                                                                                      -----------
            FINANCIALS (13.3%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
       275  State Street Capital Trust IV                 1.35%(e)    6/15/2037               194
                                                                                      -----------
            CONSUMER FINANCE (0.7%)
     1,000  American Express Co. (d)                      6.80        9/01/2066               994
       611  Capital One Financial Corp. (d)               7.69        8/15/2036               608
                                                                                      -----------
                                                                                            1,602
                                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                   COUPON                             VALUE
(000)       SECURITY                                       RATE        MATURITY             (000)
-------------------------------------------------------------------------------------------------
            DIVERSIFIED BANKS (0.3%)
$    1,000  USB Realty Corp. (a),(d)                      6.09                -(f)    $       728
                                                                                      -----------
            INVESTMENT BANKING & BROKERAGE (0.9%)
     1,500  Goldman Sachs Capital II                      5.79                -(f)          1,035
       805  Schwab Capital Trust I                        7.50       11/15/2037               819
                                                                                      -----------
                                                                                            1,854
                                                                                      -----------
            LIFE & HEALTH INSURANCE (1.3%)
       500  Great-West Life & Annuity Insurance Co. (a)   7.15        5/16/2046               490
     1,000  Lincoln National Corp.                        7.00        5/17/2066               950
       500  Principal Financial Global Fund, LLC          0.91(e)     1/10/2031               409
       500  Prudential Financial, Inc. (d)                8.88        6/15/2038               570
       500  StanCorp Financial Group, Inc.                6.90        6/01/2067               445
                                                                                      -----------
                                                                                            2,864
                                                                                      -----------
            MULTI-LINE INSURANCE (1.3%)
     1,000  Genworth Financial, Inc.                      6.15       11/15/2066               570
     1,500  Glen Meadow (a),(d)                           6.51        2/12/2067             1,136
     1,000  Nationwide Mutual Insurance Co. (a)           5.81       12/15/2024               966
                                                                                      -----------
                                                                                            2,672
                                                                                      -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
       500  BankAmerica Capital III (d)                   0.97(e)     1/15/2027               300
       475  BankBoston Capital Trust IV (d)               0.94(e)     6/08/2028               275
     1,000  General Electric Capital Corp. (d)            6.38       11/15/2067               989
     1,000  J.P. Morgan Chase & Co. Capital XIII          1.32(e)     9/30/2034               685
                                                                                      -----------
                                                                                            2,249
                                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (2.3%)
     1,000  Allstate Corp.                                6.13        5/15/2037               926
       500  Chubb Corp.                                   6.38(e)     3/29/2067               505
       500  HSB Group, Inc.                               1.31(e)     7/15/2027               404
       500  Ironshore Holdings, Inc. (a)                  8.50        5/15/2020               535
       500  Liberty Mutual Group, Inc. (d)                7.30        6/15/2014               540
     1,000  Progressive Corp. (d)                         6.70        6/15/2037               994
     1,000  Travelers Companies, Inc. (d)                 6.25        3/15/2037               959
                                                                                      -----------
                                                                                            4,863
                                                                                      -----------
            REGIONAL BANKS (4.6%)
       500  CoBank ACB (a)                                0.95(e)     6/15/2022               450
       500  Fifth Third Capital Trust IV                  6.50        4/15/2037               491
       150  First Empire Capital Trust I                  8.23        2/01/2027               151
     1,000  First Republic Bank Corp. (d)                 7.75        9/15/2012             1,012
     1,000  Fulton Capital Trust I (d)                    6.29        2/01/2036               827
       500  Huntington Capital III                        6.65        5/15/2037               481
     1,000  KeyCorp Capital I                             1.11(e)     7/01/2028               738
     1,000  Manufacturers & Traders Trust Co. (d)         5.63       12/01/2021               967
       645  PNC Preferred Funding Trust (a),(d)           6.52                -(f)            495
       500  PNC Preferred Funding Trust III (a)           8.70                -(f)            515
       500  Regions Financial Corp.                       7.75       11/10/2014               521
       400  Susquehanna Bancshares, Inc. (d)              2.07(e)     5/01/2014               371
       500  Susquehanna Capital II                       11.00        3/23/2040               518
     1,000  TCF National Bank (d)                         5.50        2/01/2016             1,000

================================================================================

13  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                   COUPON                             VALUE
(000)       SECURITY                                       RATE        MATURITY             (000)
-------------------------------------------------------------------------------------------------
$    1,200  Webster Capital Trust IV (d)                 7.65%        6/15/2037       $     1,164
                                                                                      -----------
                                                                                            9,701
                                                                                      -----------
            REINSURANCE (0.5%)
       500  Max USA Holdings Ltd. (a),(d)                7.20         4/14/2017               526
       500  Platinum Underwriters Finance, Inc. (d)      7.50         6/01/2017               533
                                                                                      -----------
                                                                                            1,059
                                                                                      -----------
            REITs - RETAIL (0.2%)
       577  New Plan Excel Realty Trust, Inc., acquired
               2/20/2009; cost $196 (c)                  7.68        11/02/2026               543
                                                                                      -----------
            Total Financials                                                               28,329
                                                                                      -----------
            INDUSTRIALS (0.4%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.4%)
     1,000  Textron Financial Corp. (a)                  6.00         2/15/2067               765
                                                                                      -----------
            UTILITIES (2.4%)
            ----------------
            ELECTRIC UTILITIES (0.6%)
       233  FPL Group Capital, Inc. (d)                  6.65         6/15/2067               232
       500  PPL Capital Funding, Inc.                    6.70         3/30/2067               483
       949  Texas Competitive Electric Holdings Co.,
               LLC (g)                                   4.76        10/10/2017               648
                                                                                      -----------
                                                                                            1,363
                                                                                      -----------
            MULTI-UTILITIES (1.8%)
     1,000  Dominion Resources, Inc. (d)                 7.50         6/30/2066             1,051
     1,005  Integrys Energy Group, Inc. (d)              6.11        12/01/2066               961
     1,000  Puget Sound Energy, Inc. (d)                 6.97         6/01/2067               994
       725  Wisconsin Energy Corp.                       6.25         5/15/2067               719
                                                                                      -----------
                                                                                            3,725
                                                                                      -----------
            Total Utilities                                                                 5,088
                                                                                      -----------
            Total Corporate Obligations(cost: $32,817)                                     36,708
                                                                                      -----------
            EURODOLLAR AND YANKEE OBLIGATIONS (2.4%)

            ENERGY (0.5%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     1,000  TransCanada Pipelines Ltd. (d)               6.35         5/15/2067             1,020
                                                                                      -----------
            FINANCIALS (1.5%)
            -----------------
            DIVERSIFIED BANKS (0.0%)
      500   Landsbanki Islands hf, acquired 10/12/2007;
               cost $500 (a),(b),(c),(h)                 7.43                 -(f)             --
                                                                                      -----------
            DIVERSIFIED CAPITAL MARKETS (0.4%)
     1,000  Deutsche Bank Capital Trust IV               4.59 (e)             -(f)            815
                                                                                      -----------
            MULTI-LINE INSURANCE (0.7%)
     1,019  AXA S.A.                                     2.70 (e)             -(f)            530
     1,000  Oil Insurance Ltd. (a),(d)                   3.35 (e)             -(f)            950
                                                                                      -----------
                                                                                            1,480
                                                                                      -----------
            PROPERTY & CASUALTY INSURANCE (0.4%)
     1,000  QBE Insurance Group Ltd. (a)                 5.65         7/01/2023               886
                                                                                      -----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                   COUPON                             VALUE
(000)       SECURITY                                       RATE        MATURITY             (000)
-------------------------------------------------------------------------------------------------
            REGIONAL BANKS (0.0%)
$    1,000  Glitnir Banki hf, acquired 9/11/2006 and
               10/18/2006; cost $1,017 (a),(b),(c),(h)    7.45%               -(f)    $        --
                                                                                      -----------
            Total Financials                                                                3,181
                                                                                      -----------
            INDUSTRIALS (0.4%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.4%)
     1,000  Hutchison Whampoa Ltd. (a)                    6.00                -(f)          1,012
                                                                                      -----------
            Total Eurodollar and Yankee Obligations
               (cost:  $6,295)                                                              5,213
                                                                                      -----------
            COMMERCIAL MORTGAGE SECURITIES (7.0%)

            FINANCIALS (7.0%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (7.0%)
       500  Banc of America Commercial Mortgage, Inc.     5.77        5/10/2045               362
       400  Banc of America Commercial Mortgage, Inc.     5.46        9/10/2045               327
       230  Banc of America Commercial Mortgage, Inc.     5.68        7/10/2046               220
     1,000  Banc of America Commercial Mortgage, Inc. (d) 5.18        9/10/2047               753
       500  Banc of America Commercial Mortgage, Inc.     6.20        2/10/2051               379
       500  Bear Stearns Commercial Mortgage
               Securities, Inc. (d)                       4.99        9/11/2042               441
       500  Citigroup Commercial Mortgage Trust (d)       5.40        7/15/2044               418
       530  Citigroup Commercial Mortgage Trust           5.73        3/15/2049               427
       480  Commercial Mortgage Pass-Through
               Certificates (d)                           5.21        6/10/2044               420
       500  Credit Suisse Commercial Mortgage Trust       5.55        2/15/2039               434
       745  Credit Suisse First Boston Mortgage
               Securities Corp. (d)                       5.10        8/15/2038               666
     1,000  GE Capital Commercial Mortgage Corp. (d)      5.61       12/10/2049               853
       250  GMAC Commercial Mortgage Securities, Inc.     4.98       12/10/2041               177
       444  GS Mortgage Securities Corp. II               4.30        1/10/2040               447
     1,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                           5.04       10/15/2042               903
       690  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                           5.57        4/15/2043               529
       378  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                           5.33       12/15/2044               303
       500  J.P. Morgan Chase Commercial Mortgage
               Securities Corp. (d)                       5.33       12/15/2044               377
     1,000  J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                           5.48        5/15/2045               819
       690  Merrill Lynch Mortgage Trust (d)              5.24       11/12/2037               705
       250  Merrill Lynch Mortgage Trust                  5.10        7/12/2038               183
       500  Merrill Lynch Mortgage Trust                  5.14        7/12/2038               463
       135  Merrill Lynch Mortgage Trust                  5.31        7/12/2038                98
       670  Merrill Lynch Mortgage Trust                  5.67        5/12/2039               580
       500  Merrill Lynch Mortgage Trust                  5.01       10/12/2041               501
     1,000  ML-CFC Commercial Mortgage Trust (d)          5.42        8/12/2048               881
       500  ML-CFC Commercial Mortgage Trust              6.16        8/12/2049               449
       500  Morgan Stanley Capital I, Inc.                5.07        8/13/2042               455
       500  Morgan Stanley Capital I, Inc.                5.79        7/12/2044               418
     1,000  Morgan Stanley Capital I, Inc. (d)            4.77        7/15/2056               955
                                                                                      -----------
                                                                                           14,943
                                                                                      -----------
            Total Financials                                                               14,943
                                                                                      -----------
            Total Commercial Mortgage Securities(cost: $14,819)                            14,943
                                                                                      -----------
            Total Bonds (cost: $53,931)                                                    56,864
                                                                                      -----------

================================================================================

15  | USAA First Start Growth Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES   SECURITY                                                                        (000)
-------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (4.5%)

            MONEY MARKET FUNDS (4.5%)
 9,529,640  State Street Institutional Liquid Reserve Fund, 0.15%(i)
            (cost: $9,530)                                                            $     9,530
                                                                                      -----------

            TOTAL INVESTMENTS (COST: $206,338)                                        $   211,662
                                                                                      ===========

NUMBER
OF
CONTRACTS
-------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.1%)
        50   Put - S&P 500 Index expiring December 17, 2011 at 1200                           147
        30   Put - S&P 500 Index expiring November 19, 2011 at 1130                            16
        60   Put - S&P 500 Index expiring November 19, 2011 at 1150                            41
        80   Put - S&P 500 Index expiring November 19, 2011 at 1160                            63
                                                                                      -----------
             TOTAL PURCHASED OPTIONS (COST: $528)                                     $       267
                                                                                      ===========
             WRITTEN OPTIONS (0.3%)
       (50)  Call - S&P 500 Index expiring November 19, 2011 at 1200                         (326)
       (40)  Call - S&P 500 Index expiring November 19, 2011 at 1230                         (171)
       (50)  Put - S&P 500 Index expiring November 19, 2011 at 1025                            (7)
       (90)  Put - S&P 500 Index expiring November 19, 2011 at 1050                           (18)
       (80)  Put - S&P 500 Index expiring November 19, 2011 at 1060                           (18)
                                                                                      -----------
             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $533)                          $      (540)
                                                                                      ===========

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

($ IN 000s)                                       VALUATION HIERARCHY
                                                  -------------------
                                     (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                   QUOTED PRICES          OTHER            SIGNIFICANT
                                      IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                       MARKETS         OBSERVABLE            INPUTS
                                    FOR IDENTICAL        INPUTS
ASSETS                                 ASSETS                                                      TOTAL
--------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                    $       94,409     $         --        $         --      $     94,409
  PREFERRED SECURITIES                        515            4,429                 800             5,744
  EXCHANGE-TRADED FUNDS:
     DOMESTIC EXCHANGE-TRADED
     FUNDS                                  4,783               --                  --             4,783
     FOREIGN EXCHANGE-TRADED
     FUNDS                                 40,332               --                  --            40,332
BONDS:
  CORPORATE OBLIGATIONS                        --           36,708                  --            36,708
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                  --            5,213                  --             5,213
  COMMERCIAL MORTGAGE SECURITIES               --           14,943                  --            14,943
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                        9,530               --                  --             9,530
PURCHASED OPTIONS                             267               --                  --               267
--------------------------------------------------------------------------------------------------------
TOTAL                              $      149,836     $     61,293        $        800      $    211,929
--------------------------------------------------------------------------------------------------------

                                     (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                    QUOTED PRICES         OTHER            SIGNIFICANT
                                      IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                       MARKETS         OBSERVABLE            INPUTS
                                    FOR IDENTICAL        INPUTS
LIABILITIES                          LIABILITIES                                                   TOTAL
--------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                     $        (540)     $        --        $         --      $       (540)
--------------------------------------------------------------------------------------------------------
TOTAL                               $        (540)     $        --        $         --      $       (540)
--------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                       PREFERRED
                                                                      SECURITIES
--------------------------------------------------------------------------------
Balance as of July 31, 2011                                                $850
Purchases                                                                     -
Sales                                                                         -
Transfers into Level 3                                                        -
Transfers out of Level 3                                                      -
Net realized gain (loss)                                                      -
Change in net unrealized appreciation/depreciation                          (50)
-------------------------------------------------------------------------------
Balance as of October 31, 2011                                             $800
-------------------------------------------------------------------------------

For the period of August 1, 2011, through October 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA First Start Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

18  | USAA First Start Growth Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

19  | USAA First Start Growth Fund

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the security was valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealer from which the Fund purchased the security. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts. The Fund had no futures contracts as of October 31, 2011.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

D. OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

================================================================================

21  | USAA First Start Growth Fund

================================================================================

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

G. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities on loan as of October 31, 2011.

H. NEW ACCOUNTING PRONOUNCEMENTS --
--------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3 securities on a gross basis, rather than net. This adoption had no impact on the financial statements of the Fund, but changed the presentation of the Level 3 rollforward shown within the portfolio of investments.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

I. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2011, were $15,020,000 and $9,957,000, respectively, resulting in net unrealized appreciation of $5,063,000.

J. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $212,419,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 23.2% of net assets at October 31, 2011.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

iShares     Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
ETF         Exchange-traded funds
REIT        Real estate investment trust

================================================================================

23  | USAA First Start Growth Fund

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Security was fair valued at October 31, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2011, was $818,000, which represented 0.4% of the Fund's net assets.
(d) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at October 31, 2011.
(e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2011.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Rate represents the money market fund annualized seven-day yield at October 31, 2011.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  24


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.